CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Oct. 31, 2022	Oct. 31, 2021
Ordinary shares, par value, (per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized	10,000,000	10,000,000
Treasury shares	10,000	0
Class A ordinary shares
Ordinary shares, par value, (per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized	9,500,000	9,500,000
Ordinary shares, shares issued	2,537,200	2,020,000
Ordinary shares, shares outstanding	2,527,200	2,020,000
Class B ordinary shares
Ordinary shares, par value, (per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized	500,000	500,000
Ordinary shares, shares issued	250,000	250,000
Ordinary shares, shares outstanding	250,000	250,000